Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 92,661	$ 98,521
Accounts receivable	6,875	3,194
Other	3,580	1,700
Total current assets	103,116	103,415
Non-current assets
Mineral stream interests	5,785,795	5,423,277
Early deposit mineral stream interests	25,990	21,722
Mineral royalty interest	9,107	9,107
Long-term equity investments	261,172	95,732
Investment in associates	2,793	2,994
Convertible note receivable	13,723	15,777
Other	14,416	11,289
Total non-current assets	6,112,996	5,579,898
Total assets	6,216,112	5,683,313
Current liabilities
Accounts payable and accrued liabilities	20,008	12,118
Current portion of performance share units	1,638
Other	22	25
Total current liabilities	21,668	12,143
Non-current liabilities
Bank debt	956,500	770,000
Deferred income taxes	96	76
Performance share units	3,233	1,430
Total non-current liabilities	959,829	771,506
Total liabilities	981,497	783,649
Shareholders' equity
Issued capital	3,489,643	3,472,029
Reserves	87,819	77,007
Retained earnings	1,657,153	1,350,628
Total shareholders' equity	5,234,615	4,899,664
Total liabilities and shareholders' equity	6,216,112	5,683,313
Commitments and contingencies	$ 0	$ 0